JPMorgan SmartRetirement Blend 2060 Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]		12 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.06%	10.73%	9.23%
S&P TARGET DATE 2060 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.44%	9.15%	9.97%
JPM SMARTRETIREMENT BLEND 2060 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.03%	8.90%	9.64%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent		13.81%	7.77%	8.62%
Performance Inception Date	Aug. 31, 2016
Class R3
Prospectus [Line Items]
Average Annual Return, Percent		14.14%	8.04%	8.88%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent		14.40%	8.32%	9.16%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent		14.58%	8.48%	9.33%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		14.69%	8.58%	9.43%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.91%	7.78%	8.51%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.95%	6.53%	7.26%